Supplementary Cash Flow Information - Summary of Reconciliation of Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019	$ 1,494
Changes From Financing Cash Flows:
Issuance of Long-Term Debt				$ 3,842
(Repayment) of Long-Term Debt		$ (2,279)	$ (1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt		276	(20)	32
Issuance of Debt Under Asset Sale Bridge Facility				3,569
(Repayment) of Debt Under Asset Sale Bridge Facility				(3,600)
Non-Cash Changes:
Additions	590
Lease Terminations	11
Other			(1)	(2)
As at December 31, 2019	1,916	1,916
IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019	1,500
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid	(260)		(245)	(225)
Non-Cash Changes:
Dividends Declared	260		245	225
Long-term Borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			9,513	6,332
Changes From Financing Cash Flows:
Issuance of Long-Term Debt				3,842
(Repayment) of Long-Term Debt			(1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt	276		(20)	32
Issuance of Debt Under Asset Sale Bridge Facility				3,569
(Repayment) of Debt Under Asset Sale Bridge Facility				(3,600)
Net Issuance (Repayment) of Long-Term Debt	(2,279)
Non-Cash Changes:
Foreign Exchange (Gain) Loss	(399)		817	(697)
Finance Costs			(2)	36
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	(63)
Other				(1)
Ending balance	6,699	6,699		$ 9,513
Long-term Borrowings [Member] | IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	9,164	9,164
Non-Cash Changes:
Ending balance			$ 9,164
Lease liabilities [member]
Changes From Financing Cash Flows:
Principal Repayment of Leases	(150)
Non-Cash Changes:
Foreign Exchange (Gain) Loss	(23)
Additions	590
Re-measurement of Lease Liabilities	15
Lease Terminations	(11)
Other	1
As at December 31, 2019	1,916	$ 1,916
Lease liabilities [member] | IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019	1,494
Lease liabilities [member] | IFRS 16 [Member] | Adjustments [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019	$ 1,494